Share-Based Compensation (Details) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended			7 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 CVR Energy, Inc CALLC Pre Split item	May 31, 2011 CVR Energy, Inc CALLC -Post Split	Feb. 28, 2011 CVR Energy, Inc CALLC -Post Split	Feb. 28, 2011 CVR Energy, Inc CALLC II	Dec. 31, 2011 CVR Energy, Inc CALLC, CALLC II and CALLC III	Dec. 31, 2010 CVR Energy, Inc CALLC, CALLC II and CALLC III	Jun. 30, 2005 CVR Energy, Inc Override Operating Units CALLC and CALLC II	Dec. 31, 2010 CVR Energy, Inc Override Operating Units CALLC and CALLC II	Dec. 31, 2006 CVR Energy, Inc Override Operating Units CALLC and CALLC II	Dec. 31, 2010 CVR Energy, Inc Override Operating Units CALLC and CALLC II	Jun. 30, 2005 CVR Energy, Inc Override Value Units (a) CALLC and CALLC II	Dec. 31, 2011 CVR Energy, Inc Override Value Units (a) CALLC and CALLC II	Dec. 31, 2010 CVR Energy, Inc Override Value Units (a) CALLC and CALLC II	Dec. 31, 2006 CVR Energy, Inc Override Value Units (b) CALLC and CALLC II	Dec. 31, 2011 CVR Energy, Inc Override Value Units (b) CALLC and CALLC II	Dec. 31, 2010 CVR Energy, Inc Override Value Units (b) CALLC and CALLC II	Feb. 29, 2008 CVR Energy, Inc Override Units (c) CALLC III	Feb. 29, 2008 CVR Energy, Inc Override Units (c) CALLC III	Dec. 31, 2012 CVR Energy, Inc Override Units (c) CALLC III	Dec. 31, 2011 CVR Energy, Inc Override Units (c) CALLC III	Dec. 31, 2010 CVR Energy, Inc Override Units (c) CALLC III	Dec. 31, 2011 CVR Energy, Inc Override Value Units CALLC and CALLC II	Dec. 31, 2012 CVR Energy, Inc Override Value Units CALLC, CALLC II and CALLC III
Share-Based Compensation
Percentage of allocation of share-based compensation expense	100.00%	100.00%
Share-Based Compensation
Number of entities into which the limited liability company was split			2
Number of shares of common stock sold pursuant to a registered public offering				7,988,179	11,759,023	15,113,254
Key information for the share-based compensation plans related to the override units of CALLC, CALLC II and CALLC III
Benchmark Value (per unit)									$ 11.31		$ 34.72		$ 11.31			$ 34.72			$ 10.00	$ 10.00
Original Awards Issued (in shares)									919,630		72,492		1,839,265			144,966				642,219
Compensation Expense							$ 1,255,000	$ 5,119,000		$ 104,000		$ 2,000		$ 1,353,000	$ 5,199,000		$ (4,000)	$ 58,000			$ 0	$ (94,000)	$ (244,000)	$ 0
Unrecognized compensation expense																									0
Valuation Assumptions
Estimated forfeiture rate (as a percent)															0.00%			0.00%					0.00%
Derived service period															6 years			6 years					0 years
CVR Energy's closing stock price (in dollars per share)															$ 15.18			$ 15.18
Estimated fair value (per unit)															$ 22.39			$ 6.56					$ 2.60
Marketability and minority interest discounts (as a percent)															20.00%			20.00%					10.00%
Volatility (as a percent)															43.00%			43.00%					47.60%
Information of all overrides value units that are initially subject to forfeiture
Estimated grant date fair value																			$ 3,000
Number of units vested upon issuance (in shares)																			109,720